Oil and Gas Properties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Extractive Industries [Abstract]
Summary of Oil and Gas Properties

A summary of oil and gas properties follows:

	September 30, 2016 (unaudited)	December 31, 2015
	(In thousands)
Proved properties and equipment	$525,809	$584,692
Proved properties and equipment held for sale	79,537	—
Unproved properties	71,658	70,298
Less accumulated depreciation, depletion, and amortization	(160,793)	(166,890)
Less accumulated depreciation, depletion, amortization, and impairment on properties held for sale	(65,922)	—

	$450,289	$488,100

A summary of oil and gas properties as of December 31, follows:

	2015	2014
Proved properties and equipment	$584,691,945	$495,954,566
Unproved properties	70,298,349	65,725,668
Less accumulated depreciation, depletion, and amortization	(166,890,697)	(80,600,959)

	$488,099,597	$481,079,275